Commitments and Continegencies	12 Months Ended
Dec. 31, 2025
Commitments and Continegencies [Abstract]
COMMITMENTS AND CONTINEGENCIES
15.	COMMITMENTS AND CONTINEGENCIES

Lease commitments

As of December 31, 2025, the Company entered into long-term operating leases of office premises and warehouses, and finance lease of a motor vehicle in Taiwan. The Company’s commitment for minimum lease payments under such operating leases and finance lease as of December 31, 2024 and 2025 were disclosed in Note 9.

Contingencies

In the ordinary course of business, the Company may be subject to legal proceedings regarding contractual relationships and a variety of liabilities resulting from such claim, when a loss is assessed to be probable, and the amount of the loss is reasonably estimable. The Company is of the opinion that there were no pending or threatened claims and litigation as of December 31, 2024 and 2025, and through the issuance date of these consolidated financial statements.

Capital commitments

The Company had the following capital commitment at the end of the reporting period:

	As of December 31, 2024	As of December 31, 2025
	US$	US$
Contracted but not provided for	5,120	—

During the financial year ended December 31, 2024, the Company entered into an agreement with a related party regarding the right to use a trademark on its whisky products, amounting to JPY7,500,000 (approximately US$48,000). As of the December 31, 2024, approximately US$5,120 remained outstanding. The outstanding amount was settled in February 2025 and the full amount was capitalised as an intangible asset upon the effectiveness of the license agreement in March 2025.

Loan commitments

The Company entered into a loan agreement with an independent third party (“Borrower”) in a total facility of US$12,000,000 as general working capital use and potential future investments. As of December 31, 2025, the Company’s commitment for loan payments under the agreement was US$10,000,000 which was disclosed in Note 5.